Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 18, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Warrants and placement agents issued					$ 13,175,027	$ 8,109,954
Outstanding were converted (in Shares)					2,125
Reverse stock split (in Dollars per share)	$ 0.1416		$ 0.1416		$ 31,090
Converted shares (in Shares)		46,527			1,071,506
Issued earnout shares (in Shares)					1,554
Fair value adjustment				$ 6,990,870	$ 3,448,845	(9,312,177)
Fair value amount						17,422,132
Fair value					$ 6,571,082
Warrant expiry period					5 years
Percentage of warrant purchase					10.00%
Senior Subordinated Notes [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Principal balance						$ 8,109,954
Senior Subordinated Convertible Promissory Note [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Interest rate					6.00%
Convertible Notes Payable [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Converted shares (in Shares)					4,248,178
Convertible Notes Payable [Member] | Senior Subordinated Notes [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Converted shares (in Shares)					3,108,937
Common Stock [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Reverse stock split (in Dollars per share)					$ 42,482